Non-Hedge Derivative Gain (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Three Year Time Period, Mandatory Convertible Debt			three-year
(Gain)/loss on non-hedge derivatives	$ (97)	$ 585
Fair Value Disclosures, Movement on Bonds [Abstract]
Fair Value (gain)/loss on mandatory convertible bonds	(102)	52
Normal Purchase Sale Exempted Re Designation Abstact [Abstract]
Liability at beginning of period	0	556	556
Fair value movements (recorded in non-hedge derivative loss)	0		131
Realized settlements	0		(687)
Liability at end of period	$ 0		$ 0